Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Multiannual (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) employee individual shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 GBP (£) employee individual	Dec. 31, 2018 GBP (£) employee individual € / $	Dec. 31, 2017 GBP (£) € / $
Remuneration of key personnel
Weighted average fair value at measurement date, share options granted (EUR per share	€ 0.702		£ 0.49	£ 0.53	£ 1.02
Number of persons	196,419		196,419	202,713	202,251
Current senior managers
Remuneration of key personnel
Number of persons included in the plan | employee	3
Salaries and other remuneration related to retirement	€ 2,100,000
Deferred compensation (in shares) | shares	286,104
Deferred compensation (in options over shares) | shares	1,495,726
Number of persons | employee	18		18	18
Female remuneration in excess of male, as a percent	1.00%
Employees deemed essential to the growth and digital transformation of the Group
Remuneration of key personnel
Number of persons included in the plan | employee	250
Retired senior managers
Remuneration of key personnel
Salaries and other remuneration related to retirement	€ 6,789,000	€ 1,861,000
Variable compensation subject to Long-term objectives, in cash	€ 618,000
Deferred variable compensation plan linked to multiannual objectives | Current senior managers
Remuneration of key personnel
Number of persons | individual	18		18	18
Variable compensation subject to Long-term objectives, in cash	€ 3,503	3,981
Variable compensation subject to Long-term objectives, in shares	3,504	3,981
Total	€ 7,007	€ 7,962